RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Significant Related Party Transactions
During the years ended December 31, 2022, 2021 and 2020, the Company entered into the following significant related party transactions:

		Year Ended December 31,
Related companies	Nature of transactions	2022	2021	2020

Transactions with affiliated companies

Melco and its subsidiaries	Revenues (services provided by the Company):
	Revenue from casino contract	$(56,665)	$(1,455)	$(42,682)
	Rooms and food and beverage (1)	25,039	48,978	30,468
	Services fee (2)	21,889	24,906	26,151
	Entertainment (1)	499	361	25

	Costs and expenses (services provided to the Company):
	Staff costs recharges (3) (4)	56,620	59,676	65,515
	Corporate services (5)	33,263	32,354	32,354
	Other services	17,705	16,696	14,118
	Staff costs for construction and renovation work capitalized (4)	11,864	11,362	10,949
	Purchases of goods and services	186	149	151

	Sale and purchase of assets:
	Sale of property and equipment and other long-term assets	8	1,695	2,692
	Transfer-in of other long-term assets	2,423	5,167	7,206
	Purchases of intangible assets	—	192	3,938
Notes
(1)
These revenues primarily represented the standalone selling prices of the complimentary services (including rooms, food and beverage and entertainment services) provided to Studio City Casino’s gaming patrons and charged to Melco Resorts Macau. For the years ended December 31, 2022, 2021 and 2020, the related party rooms and food and beverage revenues and entertainment revenues aggregated to $25,538, $49,339 and $30,493, respectively, of which $22,884, $44,117 and $27,090 related to Studio City Casino’s gaming patrons and $2,654, $5,222 and $3,403 related to non-Studio
City Casino’s gaming patrons, respectively.

(2)
Services provided by the Company to Melco and its subsidiaries mainly include, but are not limited to, certain shared administrative services and shuttle bus transportation services provided to Studio City Casino.

(3)
Staff costs are recharged by Melco and its subsidiaries for staff who are solely dedicated to Studio City to carry out activities, including food and beverage management, retail management, hotel management, entertainment projects, mall development and sales and marketing activities and staff costs for certain shared administrative services.

(4)	These staff costs included share-based compensation expenses.
(5)
Corporate services are provided to the Company by Melco and its subsidiaries. These services include, but are not limited to, general corporate services and senior executive management services for operational purposes.